Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Future Minimum Lease Payments [Line Items]
Within 1 year	¥ 34
2-5 years	133
Total	¥ 167